Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 78.3%
Debt Funds - 19.4%
MFS Total Return Bond Series, Class I *	1,285,067	$14,996,728
Equity Funds - 58.9%
American Century VP Mid Cap Value, Class I	114,413	2,251,656
American Century VP Value Fund, Class I	611,995	7,484,704
MFS Growth Series*	158,882	11,126,530
MFS VIT II - International Intrinsic Value Portfolio, Class I*	167,607	5,272,918
MFS VIT II Blended Research Core Equity Portfolio, Class I*	60,116	3,776,490
MFS VIT Mid Cap Growth Series*	161,519	1,532,818
Putnam VT Large Cap Growth Fund*	343,271	5,190,251
Putnam VT Large Cap Value Fund*	286,308	8,904,171
Total Equity Funds		45,539,538
Total Variable Insurance Trusts
(Cost - $47,049,743)		60,536,266
Exchange Traded Funds - 17.1%
Debt Funds - 5.5%
iShares 1-5 Year Investment Grade Corporate Bond ETF	41,344	2,120,120

iShares Core U.S. Aggregate Bond ETF	21,535	2,109,138
Total Debt Funds		4,229,258
Equity Funds - 11.6%
iShares Core MSCI EAFE ETF	80,396	5,966,991
iShares Core MSCI Emerging Markets ETF	14,434	744,794
iShares Core S&P Small-Cap ETF	20,320	2,245,767
Total Equity Funds		8,957,552
Total Exchange Traded Funds
(Cost - $11,864,936)		13,186,810
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 5.20%(a)	3,303,911	3,303,911
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a)	236,774	236,774
Total Short-Term Investments
(Cost - $3,540,685)		3,540,685
Total Investments - 100.0%
(Cost - $62,455,364)		$77,263,761
Other Assets Less Liabilities - Net (0.0)%†		(20,719)
Total Net Assets - 100.0%		$77,243,042

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.